Loans and financing - Long term loans maturity (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Long term loans maturity
Total long term loans	R$ 2,806.0	R$ 2,881.8
Property and equipment (carrying value) used as collateral (Note 10)	2,274.5	2,357.0
Later than one year and not later than two years
Long term loans maturity
Total long term loans	209.4	292.7
Later than two years and not later than three years
Long term loans maturity
Total long term loans	433.6	434.7
Later than three years and not later than four years
Long term loans maturity
Total long term loans	367.8	367.2
Later than four years and not later than five years
Long term loans maturity
Total long term loans	199.9	195.2
Later than four years
Long term loans maturity
Total long term loans	R$ 1,595.3	R$ 1,592.0